Debt Instruments (Selected Data On The Corporation's Short-Term Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Debt Instruments
Maximum month-end borrowings	$ 605	$ 132	$ 461
Average borrowings during the year	323	69	289
Year-end borrowings	$ 238	$ 47	$ 20
Weighted average interest rate during the year	2.36%	2.67%	3.60%
Weighted average interest rate at year-end	1.34%	2.69%	6.68%